BASIS OF PRESENTATION - IFRS 16 Leasing (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee’s incremental borrowing rate applied to the lease liabilities				3.70%
Operating lease commitments disclosed as at December 31, 2018				kr 184
Discounted using the group’s incremental borrowing rate of 3.7%				(42)
(Less): short-term leases recognized on a straight- line basis as expense				(3)
Add/(less): adjustments as a result of a different treatment of extension and termination options				66
Total lease liabilities	kr 181	kr 205		205
ROU assets	177			kr 205
Net result	2,166	1,472	kr 1,104
Cash flows from operating activities	1,326	1,015	1,589
Cash flows from financing activities	kr 3,660	kr (71)	kr 215
Practical Expedient , Statement that lessee accounts for short-term leases using recognition exemption	applied the exemption not to recognize ROU assets and liabilities for leases with less than 12 months of lease term from
ROU assets that meet the definition of investment property	kr 0
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Net result	4
Cash flows from operating activities	35
Cash flows from financing activities	kr 31